Related Party Arrangements - Narrative - Disposition Fee (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Operating expenses limitation as a percentage of average invested assets		2.00%
Operating expenses limitation as a percentage of net income		25.00%
Advisor [Member] | Disposition Fee [Member]
Related Party Transaction [Line Items]
Disposition fee, maximum percent of brokerage commission paid threshold	50.00%	50.00%
Property sale disposition fee, maximum percentage of total sale price	1.00%	1.00%
Operating expenses limitation as a percentage of average invested assets	2.00%	2.00%
Operating expenses limitation as a percentage of net income	25.00%	25.00%
Disposition fees incurred	$ 0	$ 0